UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 42.3%

	Financials — 13.6%
$233,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	$240,864
134,000	Ally Financial, Inc., 8.000%, 11/1/31	174,200
300,000	Bank of America Corp.,
	6.100%, 12/29/49(A)	304,312
100,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	112,878
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	163,762
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	323,932
3,000	CIT Group, Inc., 5.000%, 8/15/22	3,079
125,000	Citigroup, Inc., 3.375%, 3/1/23	128,104
300,000	Citigroup, Inc., 5.350%, 4/29/49(A)	290,250
27,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	26,629
250,000	Credit Suisse Group Funding
	Guernsey Ltd., 144a,
	2.750%, 3/26/20	251,426
300,000	Fifth Third Bancorp,
	4.900%, 12/29/49(A)	289,875
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	269,586
300,000	General Electric Capital Corp.,
	6.250%, 12/29/49(A)	337,500
155,000	General Electric Capital Corp. MTN
	MTN, 4.650%, 10/17/21	175,426
195,000	General Motors Financial Co., Inc.,
	3.250%, 5/15/18	198,656
1,000	General Motors Financial Co., Inc.,
	3.500%, 7/10/19	1,027
1,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	1,036
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	130,780
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)	308,625
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	208,682
160,000	HSBC Bank PLC (United Kingdom),
	144a, 4.125%, 8/12/20	174,433
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	148,293
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	292,875
300,000	Morgan Stanley, 5.450%, 7/29/49(A)	302,250
166,000	Navient LLC MTN, 6.125%, 3/25/24	159,360
160,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	168,576
231,000	PHH Corp., 6.375%, 8/15/21	222,314
160,000	PNC Bank NA, 2.700%, 11/1/22	159,247
250,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	247,056
130,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	181,158
175,000	Vornado Realty LP, 5.000%, 1/15/22	194,385
275,000	Wells Fargo & Co., 5.900%, 12/12/49(A)	286,344
285,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	286,226
		6,763,146

	Consumer Discretionary — 7.1%
3,000	AMC Networks, Inc., 7.750%, 7/15/21	3,255
230,000	AutoNation, Inc., 5.500%, 2/1/20	251,899
215,000	CBS Corp., 4.900%, 8/15/44	227,788
233,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	249,019
233,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	245,524
10,000	Cleopatra Finance Ltd., 144a,
	5.625%, 2/15/20	9,770
4,000	Cleopatra Finance Ltd., 144a,
	6.250%, 2/15/22	3,910
275,000	Comcast Corp., 4.650%, 7/15/42	306,540
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	198,499
225,000	Discovery Communications LLC,
	3.450%, 3/15/25	224,819
233,000	DISH DBS Corp., 6.750%, 6/1/21	248,145
19,000	DR Horton, Inc., 4.375%, 9/15/22	19,000
205,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	227,951
150,000	Home Depot, Inc., 5.950%, 4/1/41	200,295
116,000	MGM Resorts International,
	6.750%, 10/1/20	124,410
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	297,817
8,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	8,200
3,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	3,052
240,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	242,030
3,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	3,079
214,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	225,770
40,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	41,031
175,000	Viacom, Inc., 6.250%, 4/30/16	185,403
		3,547,206

	Energy — 5.3%
375,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	346,748
135,000	BP Capital Markets PLC (United
	Kingdom), 3.994%, 9/26/23	142,958
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	179,271
115,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	111,550

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.3% (Continued)

	Energy — (Continued)
$245,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	$256,331
227,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	221,585
231,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	169,785
260,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	254,900
233,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	198,632
205,000	Marathon Oil Corp., 2.800%, 11/1/22	199,669
125,000	Petrobras International Finance Co. -
	Pifco (Cayman Islands),
	5.375%, 1/27/21	113,394
135,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	137,565
156,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	165,555
115,000	Suncor Energy, Inc. (Canada),
	3.600%, 12/1/24	117,309
		2,615,252

	Telecommunication Services — 3.9%
105,000	AT&T, Inc., 3.900%, 3/11/24	109,885
40,000	AT&T, Inc., 4.350%, 6/15/45	38,259
3,000	CenturyLink, Inc., 5.800%, 3/15/22	3,124
1,000	CenturyLink, Inc., 6.450%, 6/15/21	1,079
113,000	Frontier Communications Corp.,
	6.875%, 1/15/25	111,870
3,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	3,089
220,000	Orange SA (France), 2.750%, 2/6/19	227,856
240,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	242,917
161,000	Sprint Nextel Corp., 6.000%, 11/15/22	152,950
233,000	T-Mobile USA, Inc., 6.731%, 4/28/22	245,232
233,000	UPCB Finance III Ltd. (Cayman Islands),
	144a, 6.625%, 7/1/20	243,194
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	339,168
3,000	ViaSat, Inc., 6.875%, 6/15/20	3,161
254,000	Windstream Corp., 6.375%, 8/1/23	227,965
		1,949,749

	Industrials — 3.0%
200,000	Air Lease Corp., 5.625%, 4/1/17	213,750
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	331,234
175,000	FedEx Corp., 5.100%, 1/15/44	203,468
116,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	108,170
200,000	Republic Services, Inc., 3.550%, 6/1/22	209,270
235,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	246,456
175,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	191,450
		1,503,798

	Utilities — 2.5%
3,000	AES Corp. VA, 8.000%, 6/1/20	3,428
3,000	Calpine Corp., 144a, 7.875%, 1/15/23	3,316
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	70,502
275,000	Dominion Resources, Inc.,
	5.750%, 10/1/54(A)	293,782
140,000	Duke Energy Progress, Inc.,
	4.150%, 12/1/44	152,923
145,000	Dynegy, Inc., 5.875%, 6/1/23	141,012
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	142,655
230,000	NRG Energy, Inc., 6.625%, 3/15/23	238,050
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	175,679
		1,221,347

	Materials — 2.3%
233,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	247,562
155,000	Domtar Corp., 10.750%, 6/1/17	181,681
175,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	163,625
175,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	175,085
175,000	LyondellBasell Industries N.V.
	(Netherlands), 6.000%, 11/15/21	205,721
40,000	Vale Overseas Ltd., 4.375%, 1/11/22†	38,451
115,000	Vulcan Materials Co., 4.500%, 4/1/25	116,725
		1,128,850

	Health Care — 2.2%
90,000	Actavis Funding SCS, 3.800%, 3/15/25	92,883
233,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	246,980
186,000	HCA, Inc., 6.500%, 2/15/20	209,436
31,000	Select Medical Corp., 6.375%, 6/1/21	30,671
3,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	3,040
5,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	5,300
165,000	Trinity Health Corp., 4.125%, 12/1/45	168,675
140,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	146,300
185,000	Ventas Realty LP, REIT, 1.550%, 9/26/16	186,228
		1,089,513

	Consumer Staples — 1.7%
14,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	14,105
3,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	3,142

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.3% (Continued)

	Consumer Staples — (Continued)
$7,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	$7,368
3,000	HJ Heinz Co., 144a, 4.875%, 2/15/25	3,251
165,000	JM Smucker Co. (The), 144a,
	4.375%, 3/15/45	171,956
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	206,272
233,000	Post Holdings, Inc., 7.375%, 2/15/22	241,155
200,000	Walgreens Boots Alliance, Inc.,
	2.700%, 11/18/19	204,320
		851,569

	Information Technology — 0.7%
8,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	8,120
2,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	2,147
100,000	Intel Corp., 3.300%, 10/1/21	106,452
85,000	Microsoft Corp., 3.500%, 2/12/35	84,776
125,000	Oracle Corp., 3.875%, 7/15/20	136,959
		338,454
	Total Corporate Bonds	$21,008,884

	U.S. Treasury Obligations — 25.2%
1,310,000	U.S. Treasury Bond, 2.500%, 2/15/45	1,297,923
196,000	U.S. Treasury Bond, 3.000%, 11/15/44	214,758
1,570,000	U.S. Treasury Note, 0.375%, 2/15/16	1,571,595
3,090,000	U.S. Treasury Note, 0.500%, 11/30/16	3,091,449
2,305,000	U.S. Treasury Note, 0.875%, 11/15/17	2,311,122
4,050,000	United States Treasury Inflation
	Indexed Bonds, 0.250%, 1/15/25	4,024,261
	Total U.S. Treasury Obligations	$12,511,108

	U.S. Government Mortgage-Backed
	Obligations — 19.4%
53,988	FHLMC, Pool #A56988, 5.500%, 2/1/37	60,598
228,718	FHLMC, Pool #A95946, 4.000%, 1/1/41	245,121
248,186	FHLMC, Pool #A96485, 4.500%, 1/1/41	272,971
80,309	FHLMC, Pool #G03217, 5.500%, 9/1/37	90,186
41,127	FHLMC, Pool #G03781, 6.000%, 1/1/38	46,680
99,759	FHLMC, Pool #G06031, 5.500%, 3/1/40	111,981
19,807	FNMA, Pool #254759, 4.500%, 6/1/18	20,769
12,406	FNMA, Pool #535290, 8.000%, 5/1/30	15,277
9,743	FNMA, Pool #561741, 7.500%, 1/1/31	11,651
25,616	FNMA, Pool #889734, 5.500%, 6/1/37	28,828
89,112	FNMA, Pool #899079, 5.000%, 3/1/37	98,973
36,694	FNMA, Pool #933806, 5.000%, 5/1/38	40,754
18,670	FNMA, Pool #974401, 4.500%, 4/1/23	20,028
28,490	FNMA, Pool #974403, 4.500%, 4/1/23	30,564
46,834	FNMA, Pool #984256, 5.000%, 6/1/23	50,952
33,479	FNMA, Pool #995220, 6.000%, 11/1/23	36,316
34,037	FNMA, Pool #995472, 5.000%, 11/1/23	37,179
151,232	FNMA, Pool #AB1149, 5.000%, 6/1/40	168,281
113,323	FNMA, Pool #AB1800, 4.000%, 11/1/40	122,596
564,171	FNMA, Pool #AB5910, 3.000%, 8/1/32	584,740
92,227	FNMA, Pool #AB5989, 2.500%, 8/1/27	94,948
212,898	FNMA, Pool #AD3795, 4.500%, 4/1/40	232,925
334,196	FNMA, Pool #AD9150, 5.000%, 8/1/40	373,314
499,691	FNMA, Pool #AE0548, 4.500%, 11/1/40	547,442
57,291	FNMA, Pool #AE0831, 6.000%, 9/1/39	65,297
297,268	FNMA, Pool #AE4429, 4.000%, 10/1/40	318,855
31,349	FNMA, Pool #AH2666, 4.000%, 1/1/26	33,348
57,039	FNMA, Pool #AH3493, 4.000%, 2/1/26	60,822
170,534	FNMA, Pool #AI0805, 4.500%, 7/1/41	186,976
146,450	FNMA, Pool #AI2999, 3.500%, 6/1/26	155,516
104,639	FNMA, Pool #AI6697, 3.000%, 9/1/26	109,826
576,433	FNMA, Pool #AJ5457, 4.000%, 11/1/41	621,909
582,489	FNMA, Pool #AL0054, 4.500%, 2/1/41	638,247
118,997	FNMA, Pool #AL2663, 4.000%, 1/1/26	126,515
464,060	FNMA, Pool #AL3318, 3.500%, 3/1/43	491,298
483,764	FNMA, Pool #MA1175, 3.000%, 9/1/42	495,824
342,957	FNMA, Pool #MA1543, 3.500%, 8/1/33	362,657
327,586	FNMA, Pool #MA2177, 4.000%, 2/1/35	353,599
543,452	GNMA, Pool #4853, 4.000%, 11/20/40	583,565
369,833	GNMA, Pool #4883, 4.500%, 12/20/40	404,049
166,206	GNMA, Pool #736696, 4.500%, 5/15/40	184,073
30,680	GNMA, Pool #748495, 4.000%, 8/15/40	33,007
13,782	GNMA, Pool #8503, 1.625%, 9/20/24(A)	14,278
510,900	GNMA, Pool #AD1745,
	3.000%, 2/20/43	529,872
490,544	GNMA, Pool #MA1157,
	3.500%, 7/20/43	517,627
	Total U.S. Government
	Mortgage-Backed Obligations	$9,630,234

	Commercial Mortgage-Backed Securities — 4.1%
47,294	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.699%, 5/10/45(A)	47,336
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	369,744
98,172	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.537%, 4/10/49(A)	99,687
350,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.325%, 6/15/34(A)	349,366
85,095	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	85,752
369,549	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.173%, 11/5/30(A)	369,558
270,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.428%, 1/15/32(A)	269,744

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 4.1%
	(Continued)
$325,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	$347,269
75,660	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	76,724
	Total Commercial
	Mortgage-Backed Securities	$2,015,180

	Asset-Backed Securities — 3.7%
397,000	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	398,735
370,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	371,412
375,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class A3, 144a,
	0.910%, 4/16/18	375,791
316,312	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	285,544
118,588	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	118,799
275,000	Santander Drive Auto Receivables
	Trust, Ser 2013-5, Class A3,
	0.820%, 2/15/18	275,129
	Total Asset-Backed Securities	$1,825,410

	Non-Agency Collateralized Mortgage
	Obligations — 1.9%
375,000	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)	379,922
46,191	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(B)	47,110
159,942	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	161,735
153,944	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	126,330
154,525	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	135,285
95,119	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	86,448
	Total Non-Agency Collateralized
	Mortgage Obligations	$936,830

	Municipal Bonds — 1.1%

	California — 0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	189,365

	Illinois — 0.0%
35,000	IL St, Pension, UTGO, 5.100%, 6/1/33	35,402

	New York — 0.7%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(B)	335,222
	Total Municipal Bonds	$559,989

	Sovereign Bonds — 1.0%
200,000	Panama Government International
	Bond, 3.750%, 3/16/25	205,000
275,000	Province of Quebec Canada, 2.625%,
	2/13/23	283,389
	Total Sovereign Bonds	$488,389

	Agency Collateralized Mortgage
	Obligation — 0.0%
14,807	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	15,774

	Investment Funds — 0.8%
39,105	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	39,105
357,786	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	357,786
	Total Investment Funds	$396,891

	Total Investment Securities —99.5%
	(Cost $48,758,856)	$49,388,689

	Other Assets in
	Excess of Liabilities — 0.5%	225,760

	Net Assets — 100.0%	$49,614,449

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2015.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

4

Touchstone Active Bond Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $38,066.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $5,588,282 or 11.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$21,008,884	$—	$21,008,884
U.S. Treasury Obligations	—	12,511,108	—	12,511,108
U.S. Government Mortgage-Backed Obligations	—	9,630,234	—	9,630,234
Commercial Mortgage-Backed Securities	—	2,015,180	—	2,015,180
Asset-Backed Securities	—	1,825,410	—	1,825,410
Non-Agency Collateralized Mortgage Obligations	—	556,908	379,922	936,830
Municipal Bonds	—	559,989	—	559,989
Sovereign Bonds	—	488,389	—	488,389
Agency Collateralized Mortgage Obligations	—	15,774	—	15,774
Investment Funds	396,891	—	—	396,891
				$49,388,689

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period ended March 31, 2015:

Measurements Using Unobservable Inputs (Level 3)

	Non-Agency
	Collateralized
	Mortgage
Assets	Obligations	Total

Beginning balance	$—	$—
Net Purchases and Sales	379,922	379,922
Ending balance	$379,922	$379,922

Non-Agency
Collateralized
Mortgage		Valuation	Unobservable
Obligations	Fair Value	Technique	Input

Agate Bay Mortgage Loan Trust, Ser 2015-2, Class A8, 144a, 3.000%, 3/25/45	$379,922	Purchase Price	New Issue

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments
Touchstone Baron Small Cap Growth Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Consumer Discretionary — 26.9%
Bright Horizons Family Solutions, Inc.*	7,500	$384,525
Choice Hotels International, Inc.	14,500	929,015
ClubCorp Holdings, Inc.	2,900	56,144
Container Store Group, Inc. (The)*†	931	17,736
Dick’s Sporting Goods, Inc.	13,000	740,870
Interval Leisure Group, Inc.	12,000	314,520
LKQ Corp.*	6,344	162,153
Manchester United PLC - Class A,
(United Kingdom)*†	17,018	270,756
Marriott Vacations Worldwide Corp.	8,100	656,505
Morningstar, Inc.	2,000	149,820
Nord Anglia Education, Inc.*†	6,500	147,680
Panera Bread Co. - Class A*	1,880	300,791
Penn National Gaming, Inc.*	32,000	501,120
Pinnacle Entertainment, Inc.*	13,233	477,579
Under Armour, Inc. - Class A*	11,000	888,250
Vail Resorts, Inc.	11,500	1,189,330
		7,186,794

Financials — 22.5%
Alexander's, Inc. REIT	716	326,911
Alexandria Real Estate Equities, Inc. REIT	2,500	245,100
American Assets Trust, Inc. REIT	3,700	160,136
Arch Capital Group Ltd. (Bermuda)*	22,000	1,355,200
Artisan Partners Asset Management, Inc.
- Class A	5,000	227,300
Carlyle Group LP (The)	12,200	330,620
Cohen & Steers, Inc.	9,500	389,025
Douglas Emmett, Inc. REIT	15,500	462,055
Financial Engines, Inc.†	10,846	453,688
Gaming and Leisure Properties, Inc. REIT	12,947	477,356
LaSalle Hotel Properties REIT	7,500	291,450
Moelis & Co.	8,700	262,044
Oaktree Capital Group LLC†	7,000	361,620
Primerica, Inc.	13,000	661,700
		6,004,205

Industrials — 15.5%
Colfax Corp.*	7,300	348,429
Copart, Inc.*	8,000	300,560
Generac Holdings, Inc.*†	8,000	389,520
Genesee & Wyoming, Inc. - Class A*	12,000	1,157,280
Masonite International Corp.*	4,200	282,492
Middleby Corp.*	9,000	923,850
Rexnord Corp.*	6,721	179,383
Trex Co., Inc.*	6,762	368,732
Valmont Industries, Inc.†	1,500	184,320
		4,134,566

Information Technology — 14.6%
Advent Software, Inc.	10,000	441,100
Benefitfocus, Inc.*†	11,750	432,282
Booz Allen Hamilton Holding Corp.	11,770	340,624
Bottomline Technologies de, Inc.*	2,500	68,425
CoStar Group, Inc.*	5,700	1,127,631
Guidewire Software, Inc.*	5,604	294,826
Manhattan Associates, Inc.*	7,600	384,636
Shutterstock, Inc.*†	959	65,855
SS&C Technologies Holdings, Inc.	12,215	760,994
		3,916,373

Consumer Staples — 7.6%
Boston Beer Co., Inc. (The) - Class A*†	729	194,935
Church & Dwight Co., Inc.	4,500	384,390
Diplomat Pharmacy, Inc.*	3,000	103,740
Smart & Final Stores, Inc.*	3,500	61,600
TreeHouse Foods, Inc.*	7,500	637,650
United Natural Foods, Inc.*	8,500	654,840
		2,037,155

Utilities — 3.7%
ITC Holdings Corp.	26,500	991,895

Health Care — 3.4%
Acadia Pharmaceuticals, Inc.*†	1,100	35,849
Brookdale Senior Living, Inc.*	2,500	94,400
Community Health Systems, Inc.*	9,000	470,520
Foundation Medicine, Inc.*†	2,800	134,708
IDEXX Laboratories, Inc.*	787	121,576
Neogen Corp.*	1,000	46,730
		903,783

Energy — 1.6%
Sunoco LP	1,900	97,565
Targa Resources Corp.	3,500	335,265
		432,830

Telecommunication Services — 1.0%
Iridium Communications, Inc.*†	28,000	271,880

Materials — 1.0%
CaesarStone Sdot - Yam Ltd. (Israel)	4,214	255,832
Total Common Stocks		$26,135,313

Investment Funds — 13.2%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	2,893,536	2,893,536
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	630,247	630,247
Total Investment Funds		$3,523,783

Total Investment Securities —111.0%
(Cost $14,989,229)		$29,659,096

Liabilities in Excess of Other Assets — (11.0%)		(2,939,385)

Net Assets — 100.0%		$26,719,711

*	Non-income producing security.

**	Represents collateral for securities loaned.

7

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $2,805,232.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$26,135,313	$—	$—	$26,135,313
Investment Funds	3,523,783	—	—	3,523,783
				$29,659,096

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3%

	Consumer Discretionary — 17.8%
$64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	$68,640
139,000	AMC Networks, Inc., 7.750%, 7/15/21	150,815
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	34,732
24,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	25,140
130,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	135,038
38,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	39,900
35,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	37,406
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	55,849
52,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	52,650
14,000	DISH DBS Corp., 5.875%, 7/15/22	14,228
100,000	DISH DBS Corp., 6.750%, 6/1/21	106,500
35,000	DISH DBS Corp., 7.875%, 9/1/19	39,112
35,000	DR Horton, Inc., 3.750%, 3/1/19	35,438
13,000	DR Horton, Inc., 4.375%, 9/15/22	13,000
7,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	7,332
17,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	17,892
32,000	Gannett Co., Inc., 144a,
	4.875%, 9/15/21	32,640
20,000	Gannett Co., Inc., 144a,
	5.500%, 9/15/24	20,925
126,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	151,830
23,000	Lamar Media Corp., 5.875%, 2/1/22	24,208
85,000	LIN Television Corp., 6.375%, 1/15/21	87,869
19,000	LKQ Corp., 4.750%, 5/15/23	18,620
32,000	Ltd. Brands, Inc., 5.625%, 2/15/22	35,200
24,000	Men's Wearhouse, Inc. (The), 144a,
	7.000%, 7/1/22	25,260
33,000	Meritage Homes Corp.,
	7.150%, 4/15/20	35,558
121,000	MGM Resorts International,
	5.250%, 3/31/20	122,803
19,000	NCL Corp. Ltd. (Bermuda), 144a,
	5.250%, 11/15/19	19,475
20,000	Netflix, Inc., 5.750%, 3/1/24	20,375
18,000	Netflix, Inc., 144a, 5.500%, 2/15/22	18,405
81,000	Netflix, Inc., 144a, 5.875%, 2/15/25	83,126
30,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	30,900
163,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	167,890
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	43,152
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	60,562
28,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	27,930
10,000	Service Corp. International/US,
	5.375%, 1/15/22	10,450
85,000	Service Corp. International/US,
	8.000%, 11/15/21	100,300
18,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	5.875%, 4/1/23	18,315
18,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	6.125%, 4/1/25	18,135
87,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	89,284
34,000	Sonic Automotive, Inc.,
	7.000%, 7/15/22	37,060
53,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	52,470
17,000	Standard Pacific Corp.,
	8.375%, 1/15/21	19,678
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	40,280
41,000	Tenneco, Inc., 6.875%, 12/15/20	43,460
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	37,315
65,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	65,488
24,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	24,541
		2,417,176

	Energy — 15.6%
15,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	11,100
13,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	11,928
109,000	Bill Barrett Corp., 7.000%, 10/15/22	94,762
69,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	61,238
132,000	California Resources Corp., 144a,
	5.500%, 9/15/21	117,110
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	134,602
50,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	46,500
7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	6,055
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	32,080

9

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Energy — (Continued)
$19,000	CONSOL Energy, Inc., 5.875%, 4/15/22	$17,195
39,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 6.125%, 3/1/22	39,292
30,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	29,284
134,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	107,200
85,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	62,475
71,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	68,515
49,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	49,980
22,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	22,880
12,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	12,420
122,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	78,690
38,000	Linn Energy LLC / Linn Energy Finance
	Corp., 6.250%, 11/1/19	30,020
32,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	27,280
20,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 12/1/24	20,448
125,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	115,625
38,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	34,770
25,000	NuStar Logistics LP, 4.800%, 9/1/20	24,562
16,000	NuStar Logistics LP, 6.750%, 2/1/21	16,920
40,000	Oasis Petroleum, Inc.,
	6.875%, 3/15/22†	39,000
42,000	Pacific Drilling SA (Luxembourg), 144a,
	5.375%, 6/1/20	33,600
170,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	153,000
33,000	QEP Resources, Inc., 6.800%, 3/1/20	33,825
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	16,745
96,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	96,630
41,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 3/1/25	40,539
21,000	Sanchez Energy Corp.,
	6.125%, 1/15/23	18,874
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	109,200
82,000	SemGroup Corp., 7.500%, 6/15/21	85,895
33,000	Seventy Seven Energy, Inc.,
	6.500%, 7/15/22	15,015
21,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	21,525
200,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	174,000
		2,110,779

	Industrials — 13.2%
61,000	ADT Corp. (The), 3.500%, 7/15/22	55,510
13,000	ADT Corp. (The), 6.250%, 10/15/21†	13,845
111,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	115,995
100,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	101,500
47,721	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	49,869
66,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	66,412
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	17,000
33,000	Anixter, Inc., 5.125%, 10/1/21	33,908
45,000	Bombardier, Inc., 144a,
	7.500%, 3/15/25	44,409
35,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	32,856
6,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	5,670
7,000	Building Materials Corp. of America,
	144a, 6.750%, 5/1/21	7,438
120,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	121,500
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	26,587
69,000	Cenveo Corp., 144a, 6.000%, 8/1/19	64,688
75,000	Cimpress N.V., 144a, 7.000%, 4/1/22	75,938
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	30,000
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	103,075
70,000	KLX, Inc., 144a, 5.875%, 12/1/22	69,825
144,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	138,240
27,000	Masco Corp., 4.450%, 4/1/25	27,878
59,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	55,018
83,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	85,698
75,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	76,312
27,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	28,316

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Industrials — (Continued)
$7,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	$7,735
36,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	34,920
16,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	16,100
44,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	44,495
1,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,081
57,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	62,358
98,000	URS Corp., 5.000%, 4/1/22	92,978
29,675	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	30,936
45,000	West Corp., 144a, 5.375%, 7/15/22	43,988
		1,782,078

	Telecommunication Services — 10.1%
66,000	CenturyLink, Inc., 5.625%, 4/1/20	69,300
97,000	CenturyLink, Inc., 5.800%, 3/15/22	101,001
42,000	CenturyLink, Inc., 6.450%, 6/15/21	45,308
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	32,976
36,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	35,955
68,000	Frontier Communications Corp.,
	6.250%, 9/15/21	68,170
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	62,860
39,000	GCI, Inc., 8.625%, 11/15/19	40,804
36,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	33,975
92,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	94,760
36,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	36,900
108,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	108,540
75,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	76,594
100,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	110,250
30,000	Telecom Italia Capital SA,
	7.175%, 6/18/19	34,538
27,000	T-Mobile USA, Inc., 6.000%, 3/1/23	27,667
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	21,656
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,600
137,000	T-Mobile USA, Inc., 6.542%, 4/28/20	144,192
26,000	T-Mobile USA, Inc., 6.836%, 4/28/23	27,365
4,000	Univision Communications, Inc., 144a,
	5.125%, 5/15/23	4,059
4,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	4,085
16,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	16,000
59,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	63,499
51,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	54,442
44,000	Windstream Corp., 7.750%, 10/15/20	45,045
		1,375,541

	Financials — 9.7%
61,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	3.750%, 5/15/19	61,286
6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	6,202
39,000	Ally Financial, Inc., 8.000%, 11/1/31	50,700
22,000	CBRE Services, Inc., 5.250%, 3/15/25	23,650
208,000	CIT Group, Inc., 5.000%, 8/15/22	213,460
24,000	Cleopatra Finance Ltd., 144a,
	5.625%, 2/15/20	23,448
14,000	Cleopatra Finance Ltd., 144a,
	6.250%, 2/15/22	13,685
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	16,278
73,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	76,650
58,000	CTR Partnership LP / CareTrust Capital
	Corp. REIT, 5.875%, 6/1/21	59,160
63,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	64,890
13,000	General Motors Financial Co., Inc.,
	3.500%, 7/10/19	13,347
20,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	20,719
72,000	General Motors Financial Co., Inc.,
	4.375%, 9/25/21	76,470
57,000	International Lease Finance Corp.,
	5.875%, 8/15/22	63,270
113,000	International Lease Finance Corp.,
	6.250%, 5/15/19	123,452
49,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	53,052
45,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	48,431
74,000	Navient Corp., 5.000%, 10/26/20	72,612
39,000	Navient Corp., 5.875%, 10/25/24	36,465
58,000	Navient LLC MTN, 6.125%, 3/25/24	55,680
17,000	Ocwen Financial Corp., 144a,
	6.625%, 5/15/19	14,705
37,000	PHH Corp., 6.375%, 8/15/21	35,609
86,000	PHH Corp., 7.375%, 9/1/19	89,225
		1,312,446

	Materials — 7.7%
73,000	Aleris International, Inc.,
	7.625%, 2/15/18	74,278

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Materials — (Continued)
$190,000	ArcelorMittal (Luxembourg),
	6.000%, 8/5/20	$201,638
65,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	67,397
103,000	Chemtura Corp., 5.750%, 7/15/21	104,416
93,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	85,792
2,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	1,869
25,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	23,062
11,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	8,126
31,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	32,240
42,000	HudBay Minerals, Inc. (Canada), 144a,
	9.500%, 10/1/20	43,680
20,000	Huntsman International LLC,
	4.875%, 11/15/20	20,000
110,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	92,400
139,000	PolyOne Corp., 5.250%, 3/15/23	144,212
50,000	Steel Dynamics, Inc., 5.250%, 4/15/23	50,625
25,000	Tembec Industries, Inc. (Canada),
	144a, 9.000%, 12/15/19	25,375
53,000	Vulcan Materials Co., 7.500%, 6/15/21	63,600
		1,038,710

	Consumer Staples — 6.9%
60,000	ARAMARK Corp., 5.750%, 3/15/20	62,700
17,000	B&G Foods, Inc., 4.625%, 6/1/21	16,979
9,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	9,068
5,000	Cardtronics, Inc., 144a, 5.125%, 8/1/22	4,938
99,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	101,228
6,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	6,172
57,000	Cott Beverages, Inc., 144a,
	6.750%, 1/1/20	58,995
35,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	35,262
45,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	45,788
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	28,552
30,000	HJ Heinz Co., 144a, 4.875%, 2/15/25	32,512
89,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	94,006
220,000	Post Holdings, Inc., 7.375%, 2/15/22	227,700
55,000	Smithfield Foods, Inc., 144a,
	5.250%, 8/1/18	56,238
150,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	159,000
		939,138

	Health Care — 6.9%
63,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	63,079
11,000	Acadia Healthcare Co., Inc., 144a,
	5.625%, 2/15/23	11,192
187,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	198,220
41,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	41,666
57,000	HCA, Inc., 6.500%, 2/15/20	64,182
23,000	Kindred Escrow Corp. II, 144a,
	8.000%, 1/15/20	24,682
44,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	44,385
41,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	42,948
22,000	Omnicare, Inc., 4.750%, 12/1/22	22,715
134,000	Select Medical Corp., 6.375%, 6/1/21	132,576
75,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	76,008
70,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	61,250
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	61,286
71,000	Valeant Pharmaceuticals International
	Inc. (Canada), 144a, 6.750%, 8/15/18	74,816
18,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.500%, 3/1/23	18,135
		937,140

	Information Technology — 5.2%
93,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	99,045
22,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	23,980
103,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	108,922
14,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	14,805
20,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	20,300
5,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	5,367
42,000	Equinix, Inc., 4.875%, 4/1/20	43,365
75,000	Equinix, Inc., 5.375%, 4/1/23	77,850
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	33,635
80,000	IAC/InterActiveCorp, 4.875%, 11/30/18	82,400
42,000	NCR Corp., 4.625%, 2/15/21	42,052
51,000	NCR Corp., 5.875%, 12/15/21	53,168
100,000	ViaSat, Inc., 6.875%, 6/15/20	105,375
		710,264

	Utilities — 5.2%
150,000	AES Corp. VA, 8.000%, 6/1/20	171,375
168,000	Calpine Corp., 144a, 7.875%, 1/15/23	185,674
159,000	DPL, Inc., 7.250%, 10/15/21	168,938

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Utilities — (Continued)
$18,000	GenOn Energy, Inc., 9.500%, 10/15/18	$18,360
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	46,440
101,000	NRG Energy, Inc., 7.875%, 5/15/21	108,575
		699,362
	Total Corporate Bonds	$13,322,634

Shares
	Investment Funds — 0.7%
53,694	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	53,694
32,767	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	32,767
	Total Investment Funds	$86,461

	Total Investment Securities —99.0%
	(Cost $13,601,606)	$13,409,095

	Other Assets in
	Excess of Liabilities — 1.0%	139,860

	Net Assets — 100.0%	$13,548,955

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $52,131.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $4,636,286 or 34.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$13,322,634	$—	$13,322,634
Investment Funds	86,461	—	—	86,461
				$13,409,095

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments
Touchstone Large Cap Core Equity Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Financials — 19.3%
Ameriprise Financial, Inc.	8,840	$1,156,626
BlackRock, Inc.	3,360	1,229,222
Discover Financial Services	12,210	688,034
Goldman Sachs Group, Inc. (The)	4,800	902,256
Invesco Ltd.	15,710	623,530
JPMorgan Chase & Co.	14,350	869,323
Lincoln National Corp.	14,310	822,253
State Street Corp.	8,066	593,093
Wells Fargo & Co.	15,660	851,904
		7,736,241

Information Technology — 19.2%
Apple, Inc.	6,950	864,788
Cisco Systems, Inc.	23,280	640,782
EMC Corp.	19,800	506,088
Google, Inc. - Class C*	714	391,271
Google, Inc. - Class A*	714	396,056
Hewlett-Packard Co.	29,910	931,996
Intel Corp.	31,766	993,323
ON Semiconductor Corp.*	17,220	208,534
Oracle Corp.	15,051	649,451
Qualcomm, Inc.	9,736	675,094
Seagate Technology PLC (Ireland)	9,310	484,399
TE Connectivity Ltd. (Switzerland)	13,267	950,183
		7,691,965

Consumer Discretionary — 16.8%
CBS Corp. - Class B	12,050	730,592
Delphi Automotive PLC (United
Kingdom)	13,370	1,066,124
Gannett Co., Inc.	30,290	1,123,153
Home Depot, Inc. (The)	11,708	1,330,146
Macy's, Inc.	13,370	867,847
NVR, Inc.*	470	624,470
Whirlpool Corp.	5,010	1,012,321
		6,754,653

Health Care — 16.8%
Anthem, Inc.	3,220	497,200
Express Scripts Holding Co.*	13,082	1,135,125
Gilead Sciences, Inc.*	11,330	1,111,813
McKesson Corp.	4,737	1,071,509
Merck & Co., Inc.	9,940	571,351
Pfizer, Inc.	11,250	391,388
Stryker Corp.	4,520	416,970
UnitedHealth Group, Inc.	9,712	1,148,832
Zimmer Holdings, Inc.	3,470	407,794
		6,751,982

Industrials — 12.0%
Illinois Tool Works, Inc.	8,776	852,501
Norfolk Southern Corp.	6,610	680,301
Oshkosh Corp.	7,000	341,529
Union Pacific Corp.	11,334	1,227,586
United Rentals, Inc.*	9,830	896,103
United Technologies Corp.	6,785	795,202
		4,793,222

Energy — 5.8%
Cameron International Corp.*	8,520	384,422
Chevron Corp.	1,968	206,601
ConocoPhillips	3,275	203,902
Halliburton Co.	9,160	401,941
Marathon Petroleum Corp.	4,240	434,134
Phillips 66	9,037	710,308
		2,341,308

Consumer Staples — 5.1%
Altria Group, Inc.	13,920	696,278
CVS Health Corp.	9,740	1,005,265
Philip Morris International, Inc.	4,642	349,682
		2,051,225

Materials — 1.0%
CF Industries Holdings, Inc.	1,450	411,336

Utilities — 1.0%
Public Service Enterprise Group, Inc.	9,070	380,214

Telecommunication Services — 0.5%
Verizon Communications, Inc.	3,930	191,116
Total Common Stocks		$39,103,262

Investment Fund — 2.6%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	1,039,398	1,039,398

Total Investment Securities —100.1%
(Cost $31,353,226)		$40,142,660

Liabilities in Excess of Other Assets — (0.1%)		(33,229)

Net Assets — 100.0%		$40,109,431

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

14

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$39,103,262	$—	$—	$39,103,262
Investment Fund	1,039,398	—	—	1,039,398
				$40,142,660

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments
Touchstone Mid Cap Growth Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

Consumer Discretionary — 18.7%
Allison Transmission Holdings, Inc.	14,380	$459,297
AMC Networks, Inc. - Class A*	4,570	350,245
BorgWarner, Inc.	5,800	350,784
Dollar General Corp.	5,290	398,760
Hanesbrands, Inc.	11,350	380,338
Jarden Corp.*	10,127	535,718
Liberty Global PLC - Class C (United
Kingdom)*	8,420	419,400
Michael Kors Holdings Ltd. (British Virgin
Islands)*	4,920	323,490
Starwood Hotels & Resorts Worldwide,
Inc.	3,440	287,240
Ulta Salon Cosmetics & Fragrance, Inc.*	3,420	515,907
VF Corp.	1,480	111,459
Whirlpool Corp.	2,285	461,707
Wolverine World Wide, Inc.	7,960	266,262
		4,860,607

Health Care — 17.6%
Align Technology, Inc.*	4,670	251,177
Allscripts Healthcare Solutions, Inc.*	20,390	243,864
Cooper Cos., Inc. (The)	2,820	528,524
ICON PLC (Ireland)*	7,320	516,280
Jazz Pharmaceuticals PLC (Ireland)*	3,575	617,724
Mettler-Toledo International, Inc.*	1,499	492,646
Mylan NV*	7,480	443,938
Quest Diagnostics, Inc.	9,250	710,862
United Therapeutics Corp.*	2,980	513,856
Vertex Pharmaceuticals, Inc.*	2,150	253,636
		4,572,507

Information Technology — 17.6%
Akamai Technologies, Inc.*	4,880	346,700
Alliance Data Systems Corp.*	1,715	508,069
Applied Materials, Inc.	15,210	343,138
Autodesk, Inc.*	7,760	455,046
F5 Networks, Inc.*	2,565	294,821
LinkedIn Corp. - Class A*	1,318	329,315
Micron Technology, Inc.*	9,500	257,735
NICE Systems Ltd. ADR	7,830	477,082
Red Hat, Inc.*	5,240	396,930
Sabre Corp.†	11,920	289,656
Skyworks Solutions, Inc.	4,730	464,912
Total System Services, Inc.	10,630	405,534
		4,568,938

Industrials — 15.1%
AMETEK, Inc.	4,880	256,395
Copart, Inc.*	10,070	378,330
IHS, Inc. - Class A*	3,135	356,638
JB Hunt Transport Services, Inc.	4,010	342,434
Lennox International, Inc.	3,085	344,564
Macquarie Infrastructure Co. LLC	3,290	270,734
ManpowerGroup, Inc.	3,130	269,650
Middleby Corp.*	2,360	242,254
Nielsen Holdings NV	6,110	272,323
TransDigm Group, Inc.	1,385	302,927
United Continental Holdings, Inc.*	9,300	625,425
WABCO Holdings, Inc.*	2,160	265,421
		3,927,095

Financials — 10.4%
Ameriprise Financial, Inc.	2,880	376,819
Aon PLC (United Kingdom)	4,620	444,074
BankUnited, Inc.	12,640	413,834
CBRE Group, Inc. - Class A*	13,410	519,101
Crown Castle International Corp. REIT	4,010	330,985
T Rowe Price Group, Inc.	4,110	332,828
Ventas, Inc. REIT	3,850	281,127
		2,698,768

Materials — 7.3%
Eastman Chemical Co.	3,937	272,677
MeadWestvaco Corp.	10,740	535,604
Scotts Miracle-Gro Co. (The) - Class A	4,010	269,352
Vulcan Materials Co.	6,830	575,769
WR Grace & Co.*	2,510	248,164
		1,901,566

Consumer Staples — 6.6%
Church & Dwight Co., Inc.	6,010	513,374
Constellation Brands, Inc. - Class A*	4,470	519,459
Mead Johnson Nutrition Co.	4,470	449,369
WhiteWave Foods Co.- Class A*	5,500	243,870
		1,726,072

Energy — 6.0%
CONSOL Energy, Inc.	11,760	327,986
Forum Energy Technologies, Inc.*	13,360	261,856
Pioneer Natural Resources Co.	1,670	273,062
Tesoro Corp.	4,470	408,066
Valero Energy Corp.	4,320	274,838
		1,545,808
Total Common Stocks		$25,801,361

Investment Funds — 1.1%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	230,625	230,625
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	69,929	69,929
Total Investment Funds		$300,554

Total Investment Securities —100.4%
(Cost $20,203,284)		$26,101,915

Liabilities in Excess of Other Assets — (0.4%)		(112,600)

Net Assets — 100.0%		$25,989,315

16

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $224,168.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$25,801,361	$—	$—	$25,801,361
Investment Funds	300,554	—	—	300,554
				$26,101,915

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments
Touchstone Money Market Fund – March 31, 2015 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 56.2%
$1,100,000	FHLB Discount Notes	0.055%	04/06/15	$1,099,993
700,000	FHLB Discount Notes	0.030	04/08/15	699,993
2,200,000	Fannie Mae Discount Notes	0.040	04/15/15	2,199,966
1,355,000	FHLB Discount Notes	0.040	04/16/15	1,354,977
2,200,000	FHLB Discount Notes	0.040	04/20/15	2,199,954
1,100,000	FHLB Discount Notes	0.045	04/21/15	1,099,972
4,400,000	FHLB Discount Notes	0.040	04/22/15	4,399,897
2,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	2,000,000
846,133	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	846,133
1,000,000	Overseas Private Investment Corp.(A)(B)	0.110	09/15/20	1,000,000
1,263,158	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	1,263,159
561,117	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	561,117
696,850	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	696,850
298,650	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	298,650
298,650	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	298,650
199,046	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	199,046
	Total U.S. Government Agency Obligations			$20,218,357

	Variable Rate Demand Notes(B) — 18.5%
60,000	FBC Chemical Corp. Ser 2000	0.290	10/01/15	60,000
500,000	MS St Business Fin Co. (Chevron Usa Inc Pj Ser D) Ser 2009	0.030	12/01/30	500,000
500,000	MS St Business Fin Co. (Chevron Usa Inc Proj) Ser 2007 A	0.030	12/01/30	500,000
1,100,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.030	06/01/34	1,100,000
1,000,000	WI St Hlth & Edl Fa (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.030	02/01/38	1,000,000
1,000,000	East Baton Rouge Parish LA IDB (ExxonMobil Proj) Ser 2010 B	0.030	12/01/40	1,000,000
700,000	VT St Edl & Hlth Bldg Ser 2008 A (LOC: TD Banknorth NA)	0.010	10/01/28	700,000
900,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.010	10/01/31	900,000
885,000	Sarasota Co FL Public Hosp D (Ref Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.010	07/01/37	885,000
	Total Variable Rate Demand Notes			$6,645,000

	Commercial Paper — 16.7%
1,000,000	Bank Tokyo-Mit UFJ	0.140	04/01/15	1,000,000
1,000,000	National Rural Utilities	0.100	04/02/15	999,997
1,000,000	Du Pont	0.120	04/06/15	999,983
1,000,000	Nstar Electric	0.320	04/08/15	999,938
1,000,000	Toyota Motor Credit Corp.	0.100	04/10/15	999,975
1,000,000	Wal-Mart	0.060	04/13/15	999,980
	Total Commercial Paper			$5,999,873

18

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Repurchase Agreement — 8.3%
$3,000,000	BMO Capital, 0.08%, dated 03/31/15, matures on 04/01/15, repurchase price $3,000,007 (collateralized by a U.S Treasury Note, par value $3,060,100, 0.000%, 06/18/15, total market value $3,060,008)	0.080	04/01/15	$3,000,000

	Total Investment Securities —99.7%
	(Cost $35,863,230)			$35,863,230

	Other Assets in Excess of Liabilities — 0.3%			89,891

	Net Assets — 100.0%			$35,953,121

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Portfolio Abbreviations:

FHLB - Federal Home Loan Bank

IDB - Industrial Development Board

LOC - Letter of Credit

SPA - Stand-by Purchase Agreement

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$20,218,357	$—	$20,218,357
Variable Rate Demand Notes	—	6,645,000	—	6,645,000
Commercial Paper	—	5,999,873	—	5,999,873
Repurchase Agreement	—	3,000,000	—	3,000,000
				$35,863,230

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments
Touchstone Third Avenue Value Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.1%

United States — 71.4%

Consumer Discretionary — 8.5%
Cavco Industries, Inc.*	7,100	$532,926
CBS Corp. - Class B	13,000	788,190
General Motors Co.	19,200	720,000

Energy — 11.9%
Apache Corp.	14,036	846,792
Bristow Group, Inc.	7,740	421,443
Devon Energy Corp.	15,474	933,237
Rosetta Resources, Inc.*	3,600	61,272
SEACOR Holdings, Inc.*	2,115	147,352
World Fuel Services Corp.	8,000	459,840

Financials — 30.6%
Bank of New York Mellon Corp. (The)	35,148	1,414,355
Comerica, Inc.	25,314	1,142,421
KeyCorp	35,580	503,813
Leucadia National Corp.	28,699	639,701
Loews Corp.	12,444	508,089
PNC Financial Services Group, Inc.
(The)	5,300	494,172
Tejon Ranch Co.*	14,900	394,105
Weyerhaeuser Co. REIT	44,555	1,476,998
White Mountains Insurance Group
Ltd.	1,145	783,775

Health Care — 2.1%
Brookdale Senior Living, Inc.*	13,100	494,656

Industrials — 9.4%
AGCO Corp.†	14,100	671,724
Barnes Group, Inc.	13,200	534,468
Powell Industries, Inc.	10,650	359,650
UniFirst Corp. MA	3,100	364,839
Valmont Industries, Inc.†	2,783	341,975

Information Technology — 7.4%
DST Systems, Inc.	4,200	464,982
NVIDIA Corp.	31,836	666,168
Symantec Corp.	27,676	646,650

Materials — 1.5%
Westlake Chemical Corp.	4,900	352,506
Total United States		17,166,099

Hong Kong — 7.4%

Financials — 3.8%
CK Hutchison Holdings Ltd.	45,000	919,373

Industrials — 3.6%
Hutchison Whampoa Ltd.	63,000	873,234
Total Hong Kong		1,792,607

France — 6.8%

Consumer Discretionary — 2.2%
Cie Generale des Etablissements
Michelin	5,314	528,449

Energy — 3.2%
Total SA†	15,390	764,988

Industrials — 1.4%
Nexans SA*	9,884	334,225
Total France		1,627,662

Canada — 4.6%

Materials — 4.6%
Canfor Corp.*	43,796	876,113
Capstone Mining Corp.*	235,800	225,272
Total Canada		1,101,385

Korea — 2.5%

Materials — 2.5%
POSCO ADR	10,928	597,324

China — 1.4%

Financials — 1.4%
Pargesa Holding SA	5,019	352,232
Total Common Stocks		$22,637,309

Investment Funds — 13.6%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	1,843,855	1,843,855
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	1,417,302	1,417,302
Total Investment Funds		$3,261,157

Total Investment Securities —107.7%
(Cost 24,571,018)		$25,898,466

Liabilities in Excess of Other Assets — (7.7%)		(1,858,029)

Net Assets — 100.0%		$24,040,437

20

Touchstone Third Avenue Value Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $1,759,085.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
United States	$17,166,099	$—	$—	$17,166,099
Hong Kong	—	1,792,607	—	1,792,607
France	—	1,627,662	—	1,627,662
Canada	1,101,385	—	—	1,101,385
Korea	597,324	—	—	597,324
China	—	352,232	—	352,232
Investment Funds	3,261,157	—	—	3,261,157
				$25,898,466

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments
Touchstone Aggressive ETF Fund – March 31, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
8,030	iShares Core S&P 500 ETF	$1,668,876
40,870	iShares Core US Aggregate Bond ETF	4,554,144
51,620	iShares MSCI EAFE Index Fund	3,312,455
55,250	iShares S&P 500 Growth Index Fund	6,295,738
50,370	iShares S&P 500 Value Index Fund	4,662,247
4,200	iShares S&P MidCap 400 Growth Index
	Fund†	720,342
7,180	iShares S&P MidCap 400 Value Index
	Fund	940,221
3,540	iShares S&P SmallCap 600 Growth
	Index Fund†	460,731
5,740	iShares S&P SmallCap 600 Value Index
	Fund†	682,543
	Total Exchange Traded Funds	$23,297,297

	Investment Funds — 7.8%
1,450,045	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	1,450,045
385,219	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	385,219
	Total Investment Funds	$1,835,264

	Total Investment Securities —106.5%
	(Cost $21,395,540)	$25,132,561

	Liabilities in Excess of
	Other Assets — (6.5%)	(1,543,920)

	Net Assets — 100.0%	$23,588,641

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $1,417,024.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$23,297,297	$—	$—	$23,297,297
Investment Funds	1,835,264	—	—	1,835,264
				$25,132,561

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments
Touchstone Conservative ETF Fund – March 31, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
37,690	iShares Barclays 1-3 Year Treasury
	Bond Fund†	$3,199,127
3,170	iShares Core S&P 500 ETF	658,821
98,410	iShares Core US Aggregate Bond ETF	10,965,826
21,510	iShares MSCI EAFE Index Fund†	1,380,297
23,150	iShares S&P 500 Growth Index Fund	2,637,942
21,590	iShares S&P 500 Value Index Fund†	1,998,370
1,290	iShares S&P MidCap 400 Growth Index
	Fund†	221,249
3,240	iShares S&P MidCap 400 Value Index
	Fund†	424,278
1,650	iShares S&P SmallCap 600 Growth
	Index Fund	214,748
1,710	iShares S&P SmallCap 600 Value Index
	Fund†	203,336
	Total Exchange Traded Funds	$21,903,994

	Investment Funds — 18.4%
3,735,037	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	3,735,037
344,072	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	344,072
	Total Investment Funds	$4,079,109

	Total Investment Securities —117.1%
	(Cost $23,528,152)	$25,983,103

	Liabilities in Excess of
	Other Assets — (17.1%)	(3,797,735)

	Net Assets — 100.0%	$22,185,368

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $3,653,867.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$21,903,994	$—	$—	$21,903,994
Investment Funds	4,079,109	—	—	4,079,109
				$25,983,103

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments
Touchstone Moderate ETF Fund – March 31, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
9,300	iShares Core S&P 500 ETF	$1,932,819
110,320	iShares Core US Aggregate Bond ETF	12,292,958
51,870	iShares MSCI EAFE Index Fund	3,328,498
56,420	iShares S&P 500 Growth Index Fund	6,429,059
50,640	iShares S&P 500 Value Index Fund	4,687,238
3,750	iShares S&P MidCap 400 Growth Index
	Fund†	643,162
7,090	iShares S&P MidCap 400 Value Index
	Fund	928,436
2,280	iShares S&P SmallCap 600 Growth
	Index Fund	296,742
4,980	iShares S&P SmallCap 600 Value Index
	Fund†	592,172
	Total Exchange Traded Funds	$31,131,084

	Investment Funds — 4.8%
980,598	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	980,598
518,183	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	518,183
	Total Investment Funds	$1,498,781

	Total Investment Securities —103.5%
	(Cost $26,959,208)	$32,629,865

	Liabilities in Excess of
	Other Assets — (3.5%)	(1,102,250)

	Net Assets — 100.0%	$31,527,615

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $957,974.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$31,131,084	$—	$—	$31,131,084
Investment Funds	1,498,781	—	—	1,498,781
				$32,629,865

See accompanying Notes to Portfolios of Investments.

24

Notes to Portfolios of Investments
March 31, 2015 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act.”) Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio, geographic or sector allocation. The Active Bond Fund held Level 3 categorized securities during the period ended March 31, 2015. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

Investments held by the Touchstone Money Market Fund valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms

25

Notes to Portfolios of Investments (Unaudited) (Continued)

and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2015, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Active Bond Fund	$38,066	$39,105
Baron Small Cap Growth Fund	2,805,232	2,893,536
High Yield Fund	52,131	53,694
Mid Cap Growth Fund	224,168	230,625
Third Avenue Value Fund	1,759,085	1,843,855
Aggressive ETF Fund	1,417,024	1,450,045
Conservative ETF Fund	3,653,867	3,735,037
Moderate ETF Fund	957,974	980,598

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Funds. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements— Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund

27

Notes to Portfolios of Investments (Unaudited) (Continued)

enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2015, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$48,758,856	$1,046,902	$(417,069)	$629,833
Baron Small Cap Growth Fund	14,989,229	14,696,178	(26,311)	14,669,867
High Yield Fund	13,601,606	248,078	(440,589)	(192,511)
Large Cap Core Equity Fund	31,353,226	9,517,321	(727,887)	8,789,434
Mid Cap Growth Fund	20,203,284	6,217,636	(319,005)	5,898,631
Money Market Fund	35,863,230	—	—	—
Third Avenue Value Fund	24,571,118	2,745,326	(1,417,878)	1,327,448
Aggressive ETF Fund	21,395,540	3,737,021	—	3,737,021
Conservative ETF Fund	23,528,152	2,454,951	—	2,454,951
Moderate ETF Fund	26,959,208	5,670,657	—	5,670,657

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date May 26, 2015

By (Signature and Title)*    /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date May 26, 2015

* Print the name and title of each signing officer under his or her signature.